SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2023
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

15.SHARE-BASED PAYMENTS

As of March 31, 2023, the number of Common Shares available for issuance under the Stock Option Plan was 206,625.

Under the Stock Option Plan, the Company may grant options to purchase common shares to officers, directors, employees or consultants of the Company or its affiliates. Options issued under the Stock Option Plan are granted for a term not exceeding ten years from the date of grant. In general, options have vested either immediately upon grant or over a period of four to ten years.

Following the Arrangement, each Field Trip Option was exchanged for one (1) Reunion Replacement Option and 0.85983356 of an option to purchase a Field Trip H&W Share. The Reunion Replacement Options were accounted for as a modification of the original grant of Field Trip Health Ltd. Options. Reunion Options were consolidated on a 5:1 basis.

As part of the Arrangement, option holders who were not engaged in or employed by Reunion were no longer eligible participants under the Reunion equity compensation plan. As such, these participants’ unvested Reunion Options were cancelled immediately upon closing of the Spinout Transaction. The vested Reunion Options remain available for exercise for a period of 12 months following the earlier of: (i) the date of the Arrangement, or (ii) the term of the original Field Trip Health Ltd. Option. Participants not engaged in Field Trip H&W had their options treated likewise. The cancellation of options was accounted for as an acceleration of vesting (Note 3 for details).

The following is a schedule of the options outstanding as of March 31, 2023 and 2022:

March 31, 2023

		Range of	Weighted Average
	Options	Exercise Prices	Exercise Price
	#	$	$
Balance, April 1, 2022	6,056,540	0.50 – 8.25	3.49
Stock Option Plan – Granted	755,500	1.04 – 1.33	1.14
Stock Option Plan – Forfeited	(772,105)	0.50 – 7.74	4.61
Stock Option Plan – Exercised	(26,479)	0.50	0.50
Balance, August 10, 2022	6,013,456	0.50 – 8.25	3.14
Balance, August 10, 2022 following the consolidation of options	1,202,680	2.06 – 33.95	12.64
Stock Option Plan – Cancelled following the Arrangement	(500,982)	2.06 – 33.95	13.64
Balance, August 11, 2022	701,698	2.06 – 33.95	11.92
Options after the Arrangement
Stock Option Plan – Granted	903,215	0.93 – 8.23	2.02
Stock Option Plan – Forfeited	(51,667)	2.06 – 31.85	11.25
Stock Option Plan – Exercised	(2,229)	2.06	2.06
Balance, March 31, 2023	1,551,017	0.93 – 33.95	6.19

March 31, 2022

		Range of	Weighted Average
	Options	Exercise Prices	Exercise Price
	#	$	$
Balance, April 1, 2021	5,150,798	0.50 – 8.25	2.29
Stock Option Plan – Granted	2,071,286	1.65 – 7.74	6.08
Stock Option Plan – Forfeited	(743,378)	0.50 – 8.00	3.94
Stock Option Plan – Exercised	(422,166)	0.50 – 2.68	0.70
Balance, March 31, 2022	6,056,540	0.50 – 8.25	3.49

The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model.

Weighted average of option model inputs and fair value for options granted during the fiscal year ended March 31, 2023 and 2022 were as follows:

March 31, 2023

Grants following the Arrangement:

			Risk-free			Fair Value
Options	Share Price	Exercise Price	Interest Rate	Expected Life	Volatility Factor	per Option
#	$	$	%	(years)%		$
903,215	2.02	2.02	3.2	10	128	1.93

Grants before the Arrangement:

			Risk-free			Fair Value
Options	Share Price	Exercise Price	Interest Rate	Expected Life	Volatility Factor	per Option
#	$	$	%	(years)%		$
755,500	1.14	1.14	2.9	10	100	0.89

March 31, 2022

			Risk-free			Fair Value
Options	Share Price	Exercise Price	Interest Rate	Expected Life	Volatility Factor	per Option
#	$	$	%	(years)%		$
2,071,286	6.08	6.08	1.4	9	103	5.18

The following table summarizes the outstanding and exercisable options as of March 31, 2023 and 2022:

March 31, 2023

Range of		Remaining	Weighted Average	Vested	Weighted Average
Exercise Prices	Options	Contractual Life	Exercise Price	Options	Exercise Price
$	#	(years)	$	#	$
0.93 – 2.15	1,168,870	8.1	1.98	257,656	2.06
4.44 – 5.47	82,900	9.2	4.56	—	—
8.19 – 11.03	61,843	2.2	8.29	54,344	8.30
16.83 – 21.19	56,545	3.9	19.26	42,170	19.06
23.25 – 28.81	106,935	5.2	26.43	70,206	25.70
31.85 – 33.95	73,924	6.1	33.62	47,617	33.43
0.93 – 33.95	1,551,017	7.0	6.19	471,993	10.98

March 31, 2022

		Remaining
Range of		Contractual	Weighted Average	Vested	Weighted Average
Exercise Prices	Options	Life	Exercise Price	Options	Exercise Price
$	#	(years)	$	#	$
0.50	2,239,617	8.0	0.50	1,024,464	0.50
1.65 – 2.35	832,569	7.4	2.00	361,697	2.00
2.55 – 3.83	50,000	9.2	2.87	8,332	2.68
3.83 – 5.75	1,266,747	9.1	5.15	243,838	4.92
5.75 – 8.25	1,667,607	9.2	7.01	141,679	8.03
0.50 – 8.25	6,056,540	8.5	3.49	1,780,010	2.02

Jamaica Facility Shares

In accordance with a share purchase agreement (“SPA”) between Reunion and Darwin Inc. executed on June 3, 2020, Reunion issued 862,500 common shares to Darwin Inc. On July 5, 2022, the SPA was amended to provide for the issuance of common shares of Field Trip H&W, in lieu of Reunion. Upon completion of the Spinout Transaction, Reunion no longer has no further obligations to issue shares in connection with the SPA.

Summary of Stock-based Compensation

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
Stock option compensation expense	$	$
Stock Option Plan	2,830,808	7,042,974
Jamaica Facility Shares	—	122,637
Stock-based compensation expense	2,830,808	7,165,611

Stock option compensation expense
General and administration	1,893,447	965,097
Research and development	262,976	555,664
Stock option expense related to Clinic Operations (Note 4)	674,385	5,644,850
Stock-based compensation expense	2,830,808	7,165,611